Semi-Annual  Report
(Graphic  Omitted)

Income  Fund  -  Growth  Fund
S  e  m  i  -  A  n  n  u  a  l
Report
December  16,  1997
Fellow  Shareowners:

These are risky markets. Stocks jump or plunge almost instantaneously on minor news events, with 10% of a company's shares trading in an hour. Millions of market watchers mean a crisis in one country leads to quick declines in markets everywhere. As value investors, the Amana Funds seek investment profits from sound, growing, established businesses that it can hold for several years. We know that some days, weeks, months and perhaps whole years will see declines in our market values - while believing that over the longer term, those willing to take such risks are rewarded with higher returns.

The current restructuring of Asia's businesses presages years of fierce competition. Prices of many commodities are dropping rapidly, and US inflation is at the lowest levels in a decade. We see little chance of higher US interest rates, which will encourage continued productive corporate investments in new equipment, new workers and new buildings. Technology stocks are falling out of favor and large, "high quality" companies should be the best investments as the US economy slows next year. As competitive barriers fall, "survival of the fittest" becomes the rule.

AMANA INCOME FUND returned 7.9% to shareowners for the six months, a very respectable return given its conservative, income-oriented investment focus. The Fund returned 18.5% for the twelve months ended November 28, 1997. As a comparison, Saturna Capital's index of Islamic stocks in the S&P 500 (currently 382 issues) returned 14.0% for the same twelve months - which was considerably less than the 28.5% return on the full S&P 500. Helped by a long bull market, Amana Income Fund has returned an average 12.0% per year for the last ten years. Assets, at $18 million, are up 18% from one year ago. The Fund, which is sensitive to interest rates, has benefited as long-term rates have fallen to under 6% from 6.80% a year ago.

AMANA GROWTH FUND returned 9.2% to shareowners for the six months. The Fund's return for the twelve months ended November 28, 1997 was 17.5%. As a comparison, the S&P 600 SmallCap Index returned 24.5% and the Russell 2000 Index returned 23.2% for the same twelve months. Amana Growth Fund, which began operations in February 1994, has returned an annual average of 18% for the three years since November 1994. Assets, at $7.6 million, are up 36% in one year.

Your board is proud of Amana's years of successful Islamic investment experience, and the continued growth of assets as the Trust's reputation widens. We appreciate your investing with us. If you have any questions or need help, please call us at 800/SATURNA. Fund prices are available daily at 888/72-AMANA. And Saturna Capital's website (www.saturna.com/amana) is an excellent source of reports, information, and prices.

Respectfully,
Nicholas  Kaiser,  President


November  30,  1997  Report

Investments
INCOME
(Graphic  Omitted)
AMANA




                                    Number     Market
Issue                              of Shares    Cost       Value
---------------------------------  ---------  ---------  ---------


COMMON STOCKS (89.6%)


BUSINESS SERVICES (2.6%)
  Cognizant                            6,500    177,890    278,687
  Dun & Bradstreet                     6,500    123,900    182,000
                                              ---------  ---------
  SUB-TOTAL                                -    301,790    460,687

CHEMICALS  (3.8%)
  ARCO Chemical                        6,500    238,792    297,781
  Chemed                              10,000    356,116    391,250
                                              ---------  ---------
  SUB-TOTAL                                -    594,908    689,031

MACHINERY (5.0%)
  Manitowoc Company                   27,000    276,657    899,438

  MANUFACTURING (1.7%)
  General Motors                       5,000    328,965    305,000

MINING (4.5%)
  ASARCO                              20,000    578,558    497,500
  Rio Tinto plc ADS                    6,500    386,557    318,500
                                              ---------  ---------
  SUB-TOTAL                                -    965,115    816,000

OIL & GAS PRODUCTION (12.2%)
  Atlantic Richfield                   8,000    447,256    652,000
  Enron                               11,000    432,158    426,250
  Exxon                               10,000    307,279    610,000
  Mobil Corporation                    7,000    395,105    503,563
                                              ---------  ---------
  SUB-TOTAL                                -  1,581,798  2,191,813

PAINT AND ALLIED PRODUCTS (2.3%)
  R P M, Inc                          20,312    182,267    406,240

    PAPER & PAPER PRODUCTS (3.6%)
  Boise Cascade                       13,000    426,205    437,937
  Consolidated Papers                  4,000    218,214    215,500
                                              ---------  ---------
  SUB-TOTAL                                -    644,419    653,437



November  30,  1997  Report

(Graphic  Omitted)
Semi-Annual  Report
INCOME
Investments





                                              Number      Market
Issue                                        of Shares     Cost         Value
-------------------------------------------  ---------  -----------  -----------

PHARMACEUTICALS (11.2%)

  American Home Products                        10,000      242,862      698,750
  Bristol-Myers Squibb                           9,280      206,068      868,840
  Glaxo-Wellcome plc ADR                        10,000      260,427      456,875
                                                        -----------  -----------
  SUB-TOTAL                                          -      709,357    2,024,465

TELECOMMUNICATIONS (17.9%)
  BCE, Inc                                      26,000      436,370      788,125
  Cable & Wireless PLC ADR                      20,000      408,074      538,750
  GTE                                           10,000      410,441      507,500
  SBC Communications                            10,240      375,305      745,600
  Telefonica de Espana, ADR                      7,500      202,956      648,750
                                                        -----------  -----------
  SUB-TOTAL                                          -    1,833,146    3,228,725

TOOLS (3.0%)
  Regal-Beloit                                  20,000      357,762      543,750

    TRANSPORTATION (1.6%)
  Canadian Pacific Ltd.                         10,000      266,577      283,125

UTILITIES - ELECTRIC (16.5%)
  Edison International                          10,000      201,570      268,125
  Enova Corporation                             22,000      482,336      572,000
  FPL Group                                     10,000      344,874      559,375
  NIPSCO Industries                             10,000      362,972      468,125
  Pacific Gas & Electric                        20,000      458,942      565,000
  Washington Water Power                        25,000      441,583      534,375
                                                        -----------  -----------
  SUB-TOTAL                                          -    2,292,277    2,967,000

UTILITIES -WATER & GAS (3.7%)
  Piedmont Natural Gas                          20,200      286,927      660,288
                                                        -----------  -----------

TOTAL INVESTMENTS         (89.6%)                    -  $10,621,965  $16,128,999
                                                        ===========  ===========
  Other Assets (net of liabilities) (10.4%)          -    1,873,283
                                                        -----------
TOTAL NET ASSETS             (100%)                  -            -  $18,002,282
                                                                     ===========



November  30,  1997  Report

(Graphic  Omitted)
AMANA

Statement  of  Assets  and  Liabilities
INCOME




ASSETS

  Common stocks (cost $10,621,965)                                  $16,128,999            -
  Cash                                                                1,821,812            -
  Dividends receivable                                                   58,685            -
  Insurance deposit                                                       2,529            -
                                                                    -----------
    Total Assets                                                              -  $18,012,025
                                                                                 -----------

LIABILITIES
  Payable to affiliate                                                    9,743            -
                                                                    -----------
    Total liabilities                                                         -        9,743
                                                                                 -----------

NET ASSETS                                                                    -  $18,002,282
                                                                                 ===========

FUND SHARES OUTSTANDING                                                       -    1,007,317

ANALYSIS OF NET ASSETS
  Paid in capital (unlimited shares authorized, without par value)  $10,803,930            -
  Undistributed net realized gain on investments                      1,691,318            -
  Unrealized net appreciation on investments                          5,507,034            -
                                                                    -----------
  Net Assets applicable to Fund shares outstanding                  $18,002,282
                                                                    ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE            $     17.87
                                                                    ===========




November  30,  1997  Report

(Graphic  Omitted)
Semi-Annual  Report
INCOME
Statement  of
Operations




INVESTMENT INCOME

  Dividends (net of Foreign Taxes of $2,740)              $  238,935         -
  Miscellaneous income                                           260         -
                                                          ----------
    Gross investment income                                        -  $239,195
EXPENSES
  Investment advisor and administration fees                  83,049         -
  Shareowner servicing                                        12,403         -
  Filing and registration fees                                 7,235         -
  Professional fees                                            6,532         -
  Printing and postage                                         4,161         -
  Other expenses                                               2,230         -
                                                          ----------  --------
  Total gross expenses                                       115,610         -
  Net expenses                                                     -   115,610
                                                                      --------
    Net investment income                                          -   123,585
                                                          ----------
NET REALIZED GAIN ON INVESTMENTS
  Proceeds from sales                                      1,365,709         -
  Less cost of securities sold based on identified cost      958,211         -
                                                          ----------  --------
    Realized net gain                                              -   407,498
                                                          ----------
UNREALIZED GAIN ON INVESTMENTS
  End of period                                            5,507,034         -
  Beginning of period                                      4,778,465         -
                                                          ----------  --------
  Increase in unrealized gain for the period                       -   728,569
                                                          ----------  --------
    Net realized and unrealized gain on investments        1,136,067
                                                          ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS      $1,259,652
                                                          ==========


November  30,  1997  Report

(Graphic  Omitted)
Statement  of  Changes  in  Net  Assets
INCOME




INCREASE IN NET ASSETS                                   Period ended      Year ended
                                                         Nov. 30, 1997    May 31, 1997
                                                        ---------------  --------------

FROM OPERATIONS
  Net investment income                                 $      123,585   $     357,730
  Net realized gain on investments                             407,498         188,938
  Net  increase in unrealized appreciation                     728,569       2,586,861
                                                        ---------------  --------------
  Net  increase in net assets                                1,259,652       3,133,529
                                                        ---------------  --------------

DIVIDENDS TO SHAREOWNERS FROM
  Net investment income                                              0        (410,453)
  Capital gains distributions                                        0        (135,100)
                                                        ---------------  --------------
                                                                     0        (545,553)
                                                        ---------------  --------------

       FUND SHARE TRANSACTIONS
  Proceeds from sales of shares                              1,796,116       3,573,470
  Value of shares issued in reinvestment of dividends                0         533,571
                                                        ---------------  --------------
                                                             1,796,116       4,107,041
  Cost of shares redeemed                                   (1,385,064)     (2,827,835)
                                                        ---------------  --------------
  Net increase in net assets from share transactions           411,052       1,279,206
                                                        ---------------  --------------
Total increase in net assets                                 1,670,704       3,867,182

NET ASSETS
Beginning of period                                         16,331,578      12,464,396
                                                        ---------------  --------------
End of period                                           $   18,002,282   $  16,331,578
                                                        ===============  ==============
Shares of the Fund Sold and Redeemed
  Number of shares sold                                        116,887         338,478
  Number of shares issued in reinvestment of dividends               0          34,497
                                                        ---------------  --------------
                                                               116,887         372,975
  Number of shares redeemed                                    (92,923)       (284,173)
                                                        ---------------  --------------

Net Increase in Number of Shares Outstanding                    23,964          88,802
                                                        ===============  ==============


November  30,  1997  Report

INCOME
FINANCIAL  HIGHLIGHTS
(Graphic  Omitted)
Semi-Annual  Report



     Selected data per share of outstanding capital stock outstanding throughout each period.


                             Period Ended                  For Year Ended May 31
                                          --------------------------------------------------------------------
                              Nov.30,1997      1997     1996     1995     1994    1993    1992    1991   1990
                               -----------     ----     ----     ----     ----    ----    ----    ----   ----


NET ASSET VALUE AT BEGINNING
   OF PERIOD                      $ 16.61  $ 13.93  $ 12.92  $ 12.18  $ 12.86  $11.94  $11.36  $10.86  $10.39
                                  -------- -------- -------- -------- -------- ------- ------- ------- -------
  INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income              0.12     0.38     0.42     0.38     0.30    0.32    0.32    0.39    0.38
  Net gains or losses on securities
    (both realized and unrealized)   1.14     2.86     1.76     0.80    (0.36)   0.92    0.58    0.46    0.53
                                  -------- -------- -------- -------- -------- ------- ------- ------- -------
Total from investment operations     1.26     3.24     2.18     1.18    (0.06)   1.24    0.90    0.85    0.91
                                  -------- -------- -------- -------- -------- ------- ------- ------- -------
  LESS DISTRIBUTIONS
  Dividends (from net investment
     income)                         0.00    (0.42)   (0.41)   (0.44)   (0.30)  (0.32)  (0.32)  (0.35)  (0.44)
  Distributions (from capital gains  0.00    (0.14)   (0.76)    0.00    (0.32)   0.00    0.00    0.00    0.00
                                  -------- -------- -------- -------- -------- ------- ------- ------- -------
Total distributions                  0.00    (0.56)   (1.17)   (0.44)   (0.62)  (0.32)  (0.32)  (0.35)  (0.44)
                                  -------- -------- -------- -------- -------  ------- ------- ------- -------
NET ASSET VALUE AT END
   OF PERIOD                      $ 17.87  $ 16.61  $ 13.93  $ 12.92  $ 12.18  $12.86  $11.94  $11.36  $10.86
                                  -------- -------- -------- -------- -------- ------- ------- ------- -------
TOTAL RETURN                         7.59%   23.62%   17.03%    9.95%   (0.63)% 10.26%   7.88%   8.11%   8.85%
RATIOS / SUPPLEMENTAL DATA
------------------------------------
Net assets($000), end of period   $18,002  $16,332  $12,464  $10,708  $10,432  $9,398  $6,913  $5,868  $4,760
Ratio of gross expenses to ave. net
   assets (not annualized)           0.68%    1.55%    1.57%    1.56%    1.58%   1.58%   1.58%  1.66%    1.76%
Ratio of net investment income to
  ave. net assets (not annualized)   0.71%    2.51%    3.06%    3.11%    2.22%   2.65%   2.75%  3.73%    3.67%
Portfolio turnover rate                 3%      14%      24%      29%      21%     29%     19%    29%      19%
Average commission rate paid      $0.0347  $0.0336  $0.0460


                                           1989     1988
                                      ------   ------

NET ASSET VALUE AT BEGINNING
   OF PERIOD                          $ 9.11   $  10.73
                                      -------  ---------
  INCOME FROM INVESTMENT
  OPERATIONS
  Net investment income                 0.38       0.30
  Net gains or losses on securities
    (both realized and unrealized)      1.29      (1.65)
                                      -------  ---------
Total from investment operations        1.67      (1.35)
                                      -------  ---------
  LESS DISTRIBUTIONS
  Dividends (from net investment
     income)                           (0.39)     (0.27)
  Distributions (from capital gains)    0.00       0.00
                                      -------  ---------
Total distributions                    (0.39)     (0.27)
                                      -------  ---------
NET ASSET VALUE AT END
   OF PERIOD                          $10.39   $   9.11
                                      -------  ---------
TOTAL RETURN                           18.86%   (12.68)%

RATIOS / SUPPLEMENTAL DATA
------------------------------------
Net assets ($000), end of period      $3,645   $  3,559
Ratio of gross expenses to ave. net
   assets (not annualized)              1.88%      2.07%
Ratio of net investment income to
  ave. net assets (not annualized)      3.85%      3.17%
Portfolio turnover rate                   71%        66%
Average commission rate paid

(GRAPH OMITTED)
To illustrate investment risk, the chart shows total return for each of the last 10 fiscal years. While the average annual return has been 8.7%, returns in individual years varied from -12.6% (1988) to +23.6% (1997). November 30, 1997 Report

Investments
GROWTH
(Graphic  Omitted)
AMANA




                                   Number     Market
Issue                             of Shares    Cost     Value
--------------------------------  ---------  --------  --------
COMMON STOCKS (77.2%)
AUTO PARTS (1.2%)

  Genuine Parts                       3,000  $ 89,355  $ 96,000

BUILDING (1.5%)
  Champion Enterprises*               6,000   113,562   116,250

CHEMICALS  (1.2%)
  RPM, Inc.                           4,625    71,869    92,500

COMPUTER HARDWARE  (8.7%)
  Advanced Digital Information*       6,000    33,778   112,500
  Compaq Computer*                    5,000    92,663   312,500
  Hewlett-Packard                     2,000    41,638   122,125
  Symbol Technologies                 3,000    97,435   117,188
                                             --------  --------
  SUB-TOTAL                               -   265,514   664,313
DIVERSIFIED OPERATIONS (0.9%)
  Hutchison Wampoa ADR                    -     43333     67625

COMPUTER SOFTWARE  (8.6%)
  Adobe Systems                       3,000   115,558   126,000
  Cisco Systems*                      1,000    85,866    86,250
  IDX Systems*                        2,000    32,691    60,000
  Microsoft*                            600    30,017    84,900
  Netscape*                              30         0       855
  Olicom A/S*                         6,000   112,707   172,500
  Oracle*                             3,600    78,773   119,925
                                             --------  --------
  SUB-TOTAL                               -   455,612   650,430

ELECTRONICS  (10.8%)
  FLIR*                               8,000   109,013   158,000
  GaSonics International*            12,000   110,311   159,000
  Intel                               1,200    91,912    93,150
  Merix*                              5,500   101,977    81,125
  Motorola                            1,800    98,916   113,175
  Qualcomm*                           2,500    72,970   169,375
  World Access*                       2,000    18,819    49,000
                                             --------  --------
  SUB-TOTAL                               -   603,918   822,825



November  30,  1997  Report

Investments
GROWTH
(Graphic  Omitted)
Semi-Annual  Report




                                      Market
Issue                                of Shares   Cost     Value
-----------------------------------  ---------  -------  -------
FINANCIAL INFORMATION (1.8%)

  Reuters Holdings PLC-ADR               1,000   43,333   67,625
                                                -------  -------

FOOD PRODUCTION (2.7%)
  Pioneer Hi-Bred International          1,100   77,929  112,337
  Potash Corp of Saskatchewan            1,200   87,709   94,425
                                                -------  -------
  SUB-TOTAL                                  -  165,638  206,762

MACHINERY (5%)
  Crane                                  3,000   76,234  126,375
  Manitowoc                              3,000  104,325   99,938
  Valley Forge                          10,500  105,321  156,844
                                                -------  -------
  SUB-TOTAL                                  -  285,880  383,157

MINING (1.9%)
  Cyprus Amax Minerals                   4,000   96,600   73,250
  Freeport McMoran Copper & Gold B       2,000   70,595   41,875
  Rio Tinto plc ADS                        600   30,466   29,400
                                                -------  -------
  SUB-TOTAL                                  -  197,661  144,525

OIL & GAS PRODUCTION  (5.2%)
  Atlantic Richfield                     1,800  104,880  146,700
  Williams Companies                     1,800   60,536   96,187
  YPF S.A. ADB                           4,500   99,630  151,031
                                                -------  -------
  SUB-TOTAL                                  -  265,046  393,918

PAPER & PUBLISHING (1.8%)
  McGraw-Hill                            2,000   89,380  136,875

PHARMACEUTICALS (7%)
  Bone Care International*               6,000   73,615   60,000
  Glaxo Wellcome plc ADR                 2,500   55,379  114,219
  Johnson & Johnson                      2,000   91,871  125,875
  Ligand Pharmaceuticals*                4,000   58,132   51,000
  Novo-Nordisk A/S ADR                   2,000  111,090  122,875
  Urologix*                              3,000   48,106   59,625
                                                -------  -------
  SUB-TOTAL                                  -  438,193  533,594



November  30,  1997  Report

(Graphic  Omitted)
Investments
GROWTH

AMANA





                                               Number      Market
Issue                                        of Shares      Cost      Value
-------------------------------------------  ----------  ----------  --------
PHOTOGRAPHIC SUPPLIES (1%)

  Fuji Photo Film ADR                             2,000  $   46,837  $ 71,750

REAL ESTATE (1.1%)
  Intrawest                                       5,000      78,306    84,375

RETAIL  (4.1%)
  Gap                                             3,500     111,606   187,906
  Seattle Film Works*                            12,500     131,576   123,438
                                                         ----------  --------
  SUB-TOTAL                                           -     243,182   311,344

TELECOMMUNICATIONS  (3.7%)
  PT Indostat ADR                                 2,000      69,719    44,750
  Tele Danmark A/S ADR                            3,000      76,615    89,625
  Telefonica de Espana ADS                        1,700      70,376   147,050
                                                         ----------  --------
  SUB-TOTAL                                           -     216,710   281,425

TOOLS (2.2%)
  Regal-Beloit                                    6,000     107,448   163,125

TRANSPORTATION  (7%)
  Fritz Companies*                                8,500     101,198   112,094
  Halter Marine Group*                            1,566      18,511    43,652
  Mesa Airlines*                                 10,000      87,781    55,000
  Southwest Airlines                              7,500     132,586   183,281
  Trinity Industries                              3,000      83,987   136,125
                                                         ----------  --------
  SUB-TOTAL                                           -     424,063   530,152

WATER TREATMENT (.7%)
  Ionics*                                         1,500      69,467    55,312

TOTAL INVESTMENTS    (77.2%)                              4,270,974  5,806,257
                                                         ========== ==========
  Other Assets (net of liabilities) (22.8%)                          1,739,162
                                                                    ----------
TOTAL NET ASSETS             (100%)                                 $7,545,419
                                                                    ==========

*Non-Income producing security


November  30,  1997  Report

(Graphic  Omitted)
GROWTH
STATEMENTS  OF  ASSETS  AND  LIABILITIES
SEMI-ANNUAL  REPORT




ASSETS

  Common stocks (cost $4,333,065)                                    $5,872,757           -
  Cash                                                                1,739,985           -
  Dividends receivable                                                    3,703
                                                                     ----------
    Total Assets                                                              -  $7,616,445
                                                                                 ----------

LIABILITIES
  Payable to affiliate                                                    4,526           -
    Total Liabilities                                                         -       4,526
                                                                                 ----------

NET ASSETS                                                                    -  $7,611,919
                                                                                 ==========

FUND SHARES OUTSTANDING                                                       -     985,699
                                                                                 ==========

ANALYSIS OF NET ASSETS
  Paid in capital (unlimited shares authorized, without par) value   $5,728,355           -
  Undistributed net realized gain on investments                        343,872           -
  Unrealized net appreciation on investments                          1,539,692           -
                                                                     ----------
  Net Assets applicable to Fund shares outstanding                            -  $7,611,919
                                                                                 ==========

NET ASSET VALUE,OFFERING AND REDEMPTION PRICE PER SHARE                       -  $     7.72
                                                                                 ==========





November  30,  1997  Report

(Graphic  Omitted)
Statement  of
Operations
GROWTH



INVESTMENT INCOME

  Dividends (net of Foreign Taxes of $35)                 $   25,003          -
  Miscellaneous Income                                                    2,867
                                                                     ----------
    Gross investment income                                          $   27,870

EXPENSES
  Investment advisor and administration fee                   32,953          -
  Filing and registration fees                                 5,499          -
  Shareowner servicing                                         6,654          -
  Professional fees                                            3,228          -
  Printing and postage                                         1,810          -
  Other expenses                                                1518          -
                                                          ----------
  Total gross expenses                                        51,662          -
  Net expenses                                                     -     51,662
                                                                        --------
    Net investment income (loss)                                   -    (23,792)
                                                          ----------    --------
NET REALIZED GAIN ON INVESTMENTS
  Proceeds from sales                                        919,969          -
  Less cost of securities sold based on identified cost      706,103          -
                                                          ----------    --------
    Realized net gain                                              -     213,866
UNREALIZED GAIN ON INVESTMENTS
  End of period                                            1,539,692           -
  Beginning of period                                      1,210,050           -
                                                          ----------    --------
  Increase in unrealized gain for the period                       -     329,642
                                                          ----------    --------
    Net realized and unrealized gain on investments                      543,508
                                                                        ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                  $  519,716
                                                                        ==========


November  30,  1997  Report

(Graphic  Omitted)
Semi-Annual  Report
GROWTH
Statement  of  Changes  in  Net  Assets






INCREASE IN NET ASSETS                                     Period ended      Year ended
                                                           Nov. 30, 1997    May 31, 1997
                                                          ---------------  --------------
FROM OPERATIONS

  Net investment income (loss)                            $      (23,792)  $     (31,525)
  Net realized gain on investments                               213,866          80,406
  Net  increase in unrealized appreciation                       329,642         325,603
                                                          ---------------  --------------
  Net  increase in net assets                                    519,716         374,484
                                                          ---------------  --------------

DIVIDENDS TO SHAREOWNERS FROM
  Net investment income                                                0               0
  Capital gains distributions                                          0         (74,024)
                                                          ---------------  --------------
                                                                       0         (74,024)
                                                          ---------------  --------------

FUND SHARE TRANSACTIONS
  Proceeds from sales of shares                                1,791,026       3,083,797
  Value of shares issued in reinvestment of dividends                  0          71,472
                                                          ---------------  --------------
                                                               1,791,026       3,155,269
  Cost of shares redeemed                                       (622,875)     (1,682,459)
                                                          ---------------  --------------
  Net increase in net assets from share transactions           1,168,151       1,472,810
                                                          ---------------  --------------
Total increase in net assets                                   1,687,867       1,773,270

NET ASSETS
Beginning of period                                            5,924,052       4,150,782
                                                          ---------------  --------------
End of period                                             $    7,611,919   $   5,924,052
                                                          ===============  ==============
Shares of the Fund Sold and Redeemed
  Number of shares sold                                          249,669         497,832
  Number of shares issued in reinvestment of dividends                 -          11,116
                                                          ---------------  --------------
                                                                 249,669         508,948
  Number of shares redeemed                                     (101,359)       (276,621)
                                                          ---------------  --------------

Net Increase (Decrease) in Number of Shares Outstanding          148,310         232,327
                                                          ===============  ==============



November  30,  1997  Report

(Graphic  Omitted)
Financial
Highlights
GROWTH




Selected data per share of outstanding capital stock outstanding throughout each period.
                                                                       Period   Year        Year        Year
                                                                       Ending  Ending       Ending     Ending
                                                                      Nov30,1997 May31,1997May31,1996 May31, 1995
                                                       ------------- ------------- ------------- -------------

NET ASSET VALUE AT BEGINNING OF PERIOD                                 $   7.07   $  6.86   $  5.04   $  4.69
                                                                       ---------  --------  --------  --------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                   (0.03)    (0.02)    (0.05)    (0.04)
  Net gains or losses on securities
    (both realized and unrealized)                                         0.68      0.32      1.95      0.39
                                                                       ---------  --------  --------  --------
Total from investment operations                                           0.65      0.30      1.90      0.35
                                                                       ---------  --------  --------  --------
  LESS DISTRIBUTIONS
  Dividends (from net investment income)                                   0.00      0.00      0.00      0.00
  Distributions (from capital gains)                                       0.00     (0.09)    (0.08)     0.00
                                                                       ---------  --------  --------  --------
Total distributions                                                        0.00     (0.09)    (0.08)     0.00
                                                                       ---------  --------  --------  --------
NET ASSET VALUE AT END OF PERIOD                                       $   7.72   $  7.07   $  6.86   $  5.04
                                                                       =========  ========  ========  ========
TOTAL RETURN                                                               9.19%     4.46%    37.20%     7.46%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------
Net assets ($000), end of period                                       $  7,612   $ 5,924   $ 4,151   $ 1,974
Ratio of gross expenses to average net assets (not annualized)             0.75%     1.62%     1.94%     2.00%
Ratio of net investment income to average net assets (not annualized)   -(0.34)%   (0.60)%   (0.79)%   (0.82)%
Portfolio turnover rate (not annualized)                                     11%       25%       22%       38%
Average commission rate paid                                           $ 0.0391   $0.0396   $0.0596         -


                -

                                                                           2/3/1994
                                                                                  (Inception)
                                                                         May 31, 1994
                                                                       --------------------------


NET ASSET VALUE AT BEGINNING OF PERIOD                                 $                    5.00
                                                                       --------------------------
  INCOME FROM INVESTMENT OPERATIONS
  Net investment income                                                -                      -
  Net gains or losses on securities
    (both realized and unrealized)                                                         (0.30)
                                                                       --------------------------
Total from investment operations                                                           (0.30)
                                                                       --------------------------
  LESS DISTRIBUTIONS
  Dividends (from net investment income)                                                   (0.01)
  Distributions (from capital gains)                                                        0.00
                                                                       --------------------------
Total distributions                                                                        (0.01)
                                                                       --------------------------
NET ASSET VALUE AT END OF PERIOD                                       $                    4.69
                                                                       ==========================
TOTAL RETURN                                                                             -(6.20)%

RATIOS/SUPPLEMENTAL DATA
---------------------------------------------------------------------
Net assets ($000), end of period                                       $                     952
Ratio of gross expenses to average net assets (not annualized)                              0.62%
Ratio of net investment income to average net assets (not annualized)                     (0.35)%
Portfolio turnover rate (not annualized)                                                       6%
Average commission rate paid


                -


(graph  omitted)
November  30,  1997  Report

(Graphic  Omitted)
Semi-Annual  Report


                           SUPPLEMENTARY INFORMATION

ORGANIZATION

Amana Mutual Funds Trust (the "Trust") was established under Indiana Law as a Business Trust on July 26, 1984. The Trust is registered as a no-load, open-end, diversified series in-vestment company under the Investment Company Act of 1940, as amended. The Trust restricts its in-vestments to those acceptable to Muslims by investing in accordance with Islamic principles. Two portfolio series have been created. The Income Fund was first authorized to sell shares of benefi-cial interest to the public on June 23, 1986. The Growth Fund began operations on February 3, 1994.

TRANSACTIONS  WITH  AFFILIATED  PERSONS

Saturna Capital Corporation, under contracts approved by Income Fund shareowners on December 28, 1989, and the initial shareholder of Amana Growth Fund on February 1, 1994, provides investment advisory services and certain other administrative and distribution services and facilities required by each Fund to conduct its business. For such services, each Fund pays an annual fee equal to
 .95% of its average daily net assets. In the event that total expenses of a Fund in any one year (excluding interest, brokerage commissions and federal and state taxes) exceeds 2%, Saturna Capital reimburses the Fund the amount of any such excess. North American Islamic Trust, Inc. is the religious consultant to Saturna regarding Islamic principles. From its advisory fee, Saturna pays North American Islamic Trust, Inc. a fee equal to .20% of the average daily net assets of each Fund. One trustee of Amana is a trustee of North American Islamic Trust.

Saturna Capital also acts as a transfer agent to each Fund for a fee of $1.50 per month per active account. The Trust acts as distributor of its own shares, except in those states where Investors National Corporation (a subsidiary of Saturna Capital Corporation) is registered as a broker-dealer and is willing to act as distributor without compensation. Investors National Corporation, a discount broker, often executes securities transactions for the Funds at Investors National's discount commission rate: 3 cents per share plus the price of one share.

All trustees serve without compensation.

November  30,  1997  Report

Amana Mutual Funds Trust began operations in 1986. Saturna Capital Corporation, with extensive experience in mutual funds, invests the Fund portfolios and handles daily operations by direction of the Board of Trustees.

Investment  Advisor  and  Administrator          Saturna  Capital  Corporation
----------------------------
Religous  Consultant          North  American  Islamic  Trust
----------------------------
Custodian          National  City  Bank  of  Indiana
----------------------------
Auditors          Tait,  Weller  &  Baker,  Philadelphia
----------------------------
Legal  Counsel          Sommer  &  Barnard,  Indianapolis
----------------------------

This report is for the information of the shareowners of the Trust. It is not authorized for distribution to prospective investors unless it is accompanied or preceded by an effective prospectus.
1300  N.  State  Street
Bellingham,  WA  98225-4730
1-800/SATURNA
(1-800/728-8762)
email:  amana@saturna.com
(Graphic  Omitted)
Amana  Mutual  Funds  Trust
Growth  -  Income
Semi-Annual  Report
November  30,  1997